General and administrative expenses - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation expenses related to property, plant and equipment and short-term leases	€ 38,920	€ 77,370	€ 7,401